Cover	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	001-34480
Entity Registrant Name	VERISK ANALYTICS, INC.
Entity Central Index Key	0001442145
Entity Tax Identification Number	26-2994223
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	545 Washington Boulevard
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	469-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 par value
Trading Symbol	VRSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false